UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM 13F-HR/A

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [x]; Amendment Number: 2
      This Amendment (Check only one):       [ ] is a restatement.
                                             [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Corporation
2200 Mission College Boulevard
Santa Clara, CA  95054-1549

Form 13F File Number: 028-04527

Person Signing this Report on Behalf of Reporting Manager:

Cary I Klafter, Corporate Secretary, (408) 765-1215
_______________________________________________________________________________

ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
_______________________________________________________________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

/s/ Cary I. Klafter        Santa Clara, California
-----------------------    March 7, 2013

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE

                      REPORTING MANAGER: INTEL CORPORATION

Report Summary:

Number of Other Included Managers:                     2

Form 13F Information Table Entry Total:                2

Form 13F Information Table Value Total:  $             $26,965
                                                       (thousands)

Explanatory Remarks:

The Reporting Manager is filing this amended Form 13F-HR/A to: (i) add ChinaCache International Holdings Ltd. as it was inadvertently omitted in the initial Form 13F for the quarter ended March 31, 2011 (the "Initial 13F"); and (ii) amend the totals reported on the Initial 13F in the above Report Summary. In addition, a Schedule 13G amendment is being filed concurrently herewith.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F File Number    Name

1.    028-13724               Intel Capital (Cayman) Corporation

2.    028-06331               Intel Capital Corporation


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
----------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE    SHARED   NONE
----------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ------ ---------- ----
CHINACACHE INTL HLDG LTD      SPON ADR        16950M107   23,326    1,279,562 SH       DEFINED      1            0   1,279,562    0
CHINACACHE INTL HLDG LTD      SPON ADR        16950M107    3,639      199,623 SH       DEFINED      2            0     199,623    0


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